Stock-Based Compensation - Additional Information (Detail) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 02, 2015	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Sep. 30, 2015	Sep. 30, 2014	Jun. 18, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase In Aggregate Number Of Shares								3,000,000
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average remaining contractual term				5 years 8 months 1 day		6 years 10 months 6 days
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price				$ 0		$ 0.21
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected volatility rate, minimum				76.57%		76.60%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected volatility rate, maximum				119.44%		119.40%
Share-based compensation arrangement by share-based payment award, fair value assumptions, risk free interest rate, minimum				0.58%		0.64%
Share-based compensation arrangement by share-based payment award, fair value assumptions, risk free interest rate, maximum				2.40%		2.03%
Share based compensation arrangement by share based payment award fair value assumptions expected forfeiture rate						0.00%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected dividend rate				0.00%		0.00%
Share-based compensation arrangement by share-based payment award, number of shares available for grant		4,381,704		4,381,704		781,506
Common Stock, Shares Authorized		300,000,000		300,000,000		300,000,000	300,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				0		4,262,500
Non-Employee Resricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense						$ 9,000	$ 95,000
Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense		$ 114,000	$ 153,000	$ 168,000	$ 274,000	466,000	629,000
General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense		96,000	178,000	$ 190,000	335,000	$ 582,000	472,000
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price						$ 0.28
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term				10 years		10 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price						$ 0.17
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term				1 year		1 year
Employees And Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense		210,000		$ 358,000		$ 1,048,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				8,479,212		8,479,212
Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense			$ 331,000		$ 609,000		$ 1,101,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				4,652,500		4,652,500
2013 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, total		$ 219,000		$ 219,000		$ 607,000
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition				1 year 2 months 5 days		1 year 7 months 13 days
Common Stock, Shares Authorized	16,114,256							13,114,256
Share-based compensation arrangement by share-based payment award, number of additional shares authorized	3,000,000
2013 Stock Incentive Plan | Employees And Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						3,175,000
2013 Stock Incentive Plan | Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period						3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						1,087,500
2013 Stock Incentive Plan | Consultants | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average remaining contractual term						10 years
2013 Stock Incentive Plan | Consultants | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average remaining contractual term						1 year